Label	Element	Value
DoubleLine Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary DoubleLine Emerging Markets Local Currency Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high total return from current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, including when purchasing Class I shares through a broker or other financial intermediary acting as an agent on your behalf. Such commissions and other fees, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to invest principally in bonds of issuers in emerging market countries denominated in local (non-U.S.) currencies. These bonds include but are not limited to sovereign debt; quasi-sovereign debt, such as obligations issued by governmental agencies and instrumentalities; supra-national obligations; and obligations of private, non-governmental issuers. Bonds may pay interest at fixed or variable rates and may be of any maturity. The Fund’s investments may include government and private high yield and defaulted debt securities; inflation-indexed securities; mortgage- and asset-backed securities; bank loans; hybrid securities; and securities or structured products that are linked to or derive their values from another security, asset, or currency of any country or issuer in which the Fund may otherwise invest. High yield corporate bonds and certain other fixed income instruments in which the Fund may invest are commonly known as “junk bonds.”
The Adviser interprets the term “bond” broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities, such as the interests in the equity tranche of a trust collateralized by debt securities.
An “emerging market country” is a country that, at the time the Fund invests in the related instruments, is classified as an emerging or developing economy by any supranational organization such as an institution in the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank Group”) or the United Nations, or an agency thereof, or is considered an emerging market country for purposes of constructing a major emerging market securities index, such as the J.P. Morgan or Bank of America suite of emerging market indices (e.g., the J.P. Morgan GBI-EM Global Diversified Index or the ICE Bank of America Broad Local Emerging Markets non-Sovereign Index). In allocating investments among various emerging market countries, the portfolio managers attempt to analyze political, market, and economic factors affecting a country. These factors may include public finances; monetary policy; external accounts; financial markets; foreign investment regulations; stability of exchange rate policy; and labor conditions. Although the Fund invests principally in investments denominated in local currencies, the Fund may invest in investments denominated in the U.S. dollar (including U.S. Government securities). There is no limit on the percentage of the Fund’s assets that may be invested in any single emerging market country, currency, or issuer or any group of emerging market countries, currencies, or issuers.
The Fund expects normally to have significant exposure to foreign currencies, which may be achieved by investing in bonds denominated in the local currencies of foreign issuers or by investing in currencies directly or in currency-related instruments, such as forward contracts. The Fund may enter into foreign currency exchange transactions, including foreign currency futures and forward contracts and foreign currency swaps and options, to take long or short positions in various currencies, including currencies to which the Fund might not otherwise have exposure, in order to benefit from changes in the values of those currencies anticipated by the Adviser. The Fund may also enter into foreign currency exchange transactions in order to hedge against changes in the values of its portfolio investments due to declines in the values of the currencies in which those investments are denominated against the U.S. dollar (although the Fund does not expect typically to hedge portfolio currency exposures). The Fund may use any of the instruments, or any combination of the instruments, described above (e.g., an interest rate swap combined with a long forward currency contract) to create long or short synthetic positions as a substitute for a cash investment. Foreign currency exchange transactions may have the effect of creating investment leverage in the Fund’s portfolio, and the returns from such transactions may represent, from time to time, a significant component of the Fund’s investment returns.
The Fund may invest without limitation in fixed income instruments of any credit quality, which may include securities that are at the time of investment rated BB+ or lower by S&P Global Ratings (“S&P”) or Ba1 or lower by Moody’s Investor Service, Inc. (“Moody’s”) or the equivalent by any other nationally recognized statistical rating organization or unrated securities judged by the Adviser to be of comparable quality. The Fund may invest up to 20% of its net assets in defaulted securities (including defaulted corporate and sovereign securities). The Fund may invest in defaulted corporate securities, for example, when the portfolio managers believe the restructured enterprise valuations or liquidation valuations may exceed current market values. The Fund may invest in defaulted sovereign securities, for example, when the portfolio managers believe the expected recovery value is not reflected in current market valuations.
In managing the Fund’s portfolio, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, current fiscal policy, and the Adviser’s views on currency values.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a dollar-weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates as determined by the Adviser. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the purchase and sale of securities of different durations and through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps, total return swaps and options, including swaptions). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.
The Fund may use derivatives transactions for a variety of purposes. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; swaps, in order to gain indirect long or short exposures to interest rates or issuers or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, in order to take indirect long or short positions on indexes, securities, or other indicators of value or to hedge against portfolio exposures. The Adviser considers various factors, such as availability and cost, in deciding whether, when, and to what extent to enter into derivatives transactions. The Fund will incur costs in implementing derivatives strategies, and there can be no assurance that the Fund will engage in derivatives strategies or that any such strategy will be successful. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the SAI.
Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds of issuers in emerging market countries denominated in the currencies of emerging market countries. Issuers in emerging market countries include governmental, quasi-governmental, and private (non- governmental) emerging market issuers. Private emerging market issuers include non-governmental issuers organized under the laws of or domiciled in an emerging market country, issuers with their principal places of business or corporate headquarters located in an emerging market country, or issuers where the Adviser considers the principal country risk of such issuer to stem from one or more emerging market countries. In assessing an issuer’s principal country risk, the Adviser will consider one or more factors it considers significant in assessing the risk of an investment in the issuer. Those factors will typically include one or more of the following: the source of an issuer’s earnings, revenues, EBITDA, cash flow, or assets. The Fund’s investments in derivatives and other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to local currency bonds of emerging market issuers will be counted toward satisfaction of the Fund’s 80% policy (using, where determined appropriate in the Adviser’s discretion, an instrument’s notional amount). Instruments, such as an ETF that invests in bonds, that, in the judgment of the Adviser, provide characteristics of a direct investment in one or more debt securities will also be counted toward satisfaction of the Fund’s 80% policy. If the Fund changes its 80% policy, it will notify shareholders at least 60 days in advance of the change.
Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers perceive deterioration in the credit fundamentals of the issuer, when the portfolio managers consider that changes or anticipated changes in currency values favor the sale of the security, when the portfolio managers believe there are negative macro geo-political considerations that may affect the issuer, when the portfolio managers determine to take advantage of a better investment opportunity, or when the individual security has reached the portfolio managers’ sell target. The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax-advantaged or tax-deferred account.
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open-end or closed-end investment companies and ETFs, including those sponsored or managed by the Adviser or its related parties.
The Fund may from time to time hold a portion of its assets in cash, cash equivalents, or other short-term investments for a number of reasons, including, for example, for temporary defensive purposes, to satisfy future redemption requests, pending the investment of subscription proceeds, or when the Adviser otherwise determines for investment purposes to hold a portion of the Fund’s assets in cash or similar investments.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. The Fund’s principal risks are listed below in alphabetical order, not in order of importance. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

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active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

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asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: the risk that to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.
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collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty becomes bankrupt, the Fund may experience significant delays in obtaining any recovery under the derivative contract or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. Subject to certain U.S. federal income tax limitations, the Fund is not subject to any limit with respect to the number or the value of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:
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credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

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extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

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interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. In recent years, the U.S. has experienced historically low interest rates, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

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LIBOR risk: the London Interbank Offered Rate (“LIBOR”) is the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR may also be a significant factor in determining payment obligations under a derivative investment and may be used in other ways that affect the Fund’s investment performance. Plans are underway to phase out the use of LIBOR. The transition from LIBOR and the terms of any replacement rate(s) may adversely affect transactions that use LIBOR as a reference rate, financial institutions that engage in such transactions, and the financial markets generally. As such, the transition away from LIBOR may adversely affect the Fund’s performance.

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defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.

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derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
The FCA has announced a desire to phase out the use of LIBOR, with a majority of the U.S. dollar LIBOR publications being phased out on June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. Please see “Debt Securities Risks — LIBOR Risk” above for more information.
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emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.

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financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (viii) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

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focused investment risk: the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.
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foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

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high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

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inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

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investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other DoubleLine funds over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.

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large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

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leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the value of the Fund’s portfolio, and the risk of loss in excess of invested capital.

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limited operating history risk: the risk that a recently formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

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liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

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loan risk: the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark, such as LIBOR, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The Fund may invest in loans directly or indirectly by investing in shares of the DoubleLine Floating Rate Fund and in either case will be subject to the risks described above.

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market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund’s investments may become highly illiquid. These risks may be heightened for fixed income securities due to the current low interest rate environment.

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mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities.

•
non-diversification risk: the risk that, because a relatively higher percentage of the Fund’s assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

•
portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•
restricted securities risk: the risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•
securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•	short position risk: the risk that an increase in the value of an instrument, index or interest rate with respect to which the Fund has established a short position will result in a loss to the Fund.
•
sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers, and any recourse may be subject to the political climate in the relevant country. In addition, foreign governmental entities may enjoy various levels of sovereign immunity, and it may be difficult or impossible to bring a legal action against a foreign governmental entity or to enforce a judgment against such an entity. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings.

•
structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, collateralized debt obligations (“CDOs”), mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.

•
U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

•
valuation risk: the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s net asset value (“NAV”). The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the principal risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	non-diversification risk: the risk that, because a relatively higher percentage of the Fund’s assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-DLine11 (877-354-6311)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.doublelinefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	8.75%	Quarter ended 12/31/2020
Lowest:	(13.29)%	Quarter ended 3/31/2020
The year-to-date total return for the Fund’s Class I shares as of June 30, 2021 was (4.67)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020) Emerging Markets Local Currency Bond Fund
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class I shares only. After-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The J.P. Morgan Government Bond Index Emerging Markets Global Diversified Index is a custom-weighted index that tracks local currency bonds issued by emerging market governments, excluding China and India, and has a broader roster of countries than the base Government Bond Index Emerging Markets Index, which limits inclusion to countries that are readily accessible and where no impediments exist for foreign investors. It is not possible to invest directly in an index.

DoubleLine Emerging Markets Local Currency Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	none
Fee for Redemption by Wire	rr_RedemptionFee	$ 15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,220
10 Years	rr_ExpenseExampleYear10	$ 2,790
2020	rr_AnnualReturn2020	2.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.29%)
One Year	rr_AverageAnnualReturnYear01	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
DoubleLine Emerging Markets Local Currency Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	none
Fee for Redemption by Wire	rr_RedemptionFee	$ 15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	719
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	$ 3,036
One Year	rr_AverageAnnualReturnYear01	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
DoubleLine Emerging Markets Local Currency Bond Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
DoubleLine Emerging Markets Local Currency Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
DoubleLine Emerging Markets Local Currency Bond Fund | J.P. Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019

[1]
“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

[2]
DoubleLine Capital has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.90% for Class I shares and 1.15% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until at least July 31, 2022, except that they may be terminated by the Board of Trustees at any time. To the extent that DoubleLine Capital waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause the Fund’s ordinary operating expenses to exceed the expense limitation that was in place when the fees were waived or expenses reimbursed. Additionally, the Adviser would generally seek recoupment only in accordance with the terms of any expense limitation that is in place at the time of recoupment.